Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	Feb. 28, 2026	May 31, 2025	May 31, 2024
Schedule of Convertible Notes Payable [Line Items]
ConvertibleLongTermNotesPayable	$ 1,282,717	$ 957,662	$ 614,182
Executive director [Member]
Schedule of Convertible Notes Payable [Line Items]
ConvertibleLongTermNotesPayable	1,086,867	872,245	536,861
Former Chief Scientific Officer [Member]
Schedule of Convertible Notes Payable [Line Items]
ConvertibleLongTermNotesPayable		$ 85,417	$ 77,321